Summary of Significant Accounting Policies - Narrative - Fair Value of Financial Instruments (Detail) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value	$ 551,806,409	$ 502,143,306		$ 948,557,074
Restricted cash	47,261,216	13,858,768	$ 15,958,322	11,368,850
Allocated Loan Amounts Held By Lender Of Master Credit Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash		19,714,500
Cash Proceeds From Sale Of Property Held By Intermediaries [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash	12,382,678	17,514,055
Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable, fair value	1,129,952,413	1,042,358,884		1,011,004,179
Reported Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value	$ 1,100,164,923	$ 1,050,155,743		$ 993,405,862